CONCENTRATION AND RISKS (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Concentration Risk [Line Items]
Cash and cash equivalents, restricted cash and short term investments	$ 115,112,000
Short-term investments	$ 108,805,000	$ 63,461,000	$ 72,878,000
Maximum amount of equity ownership allowed to foreign investors in any ICP business	50.00%
GTJA
Concentration Risk [Line Items]
Short-term investments	$ 104,052,000
PRC | Cash Assets | Geographic Concentration Risk
Concentration Risk [Line Items]
Concentration Risk, Percentage	60.30%
Outside PRC | Cash Assets | Geographic Concentration Risk
Concentration Risk [Line Items]
Concentration Risk, Percentage	39.70%